PARENT COMPANY FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,046	$ 1,021	$ 1,220	$ 928	$ 799	$ 1,071	$ 957	$ 726	$ 570	$ 3,287	$ 2,947	$ 3,968	$ 3,324	$ 1,854
Adjustments to reconcile net income to net cash used by operating activities
Net cash provided in operating activities										18,064	3,104	6,032	6,547	9,658
Cash flows from investing activities:
Purchase of available-for sale-securities										(80,972)	(89,195)	(103,245)	(103,040)	(140,374)
Maturity of available-for-sale securities										40,653	29,017	43,144	40,441	42,910
Net cash used in investing activities										(47,706)	(8,093)	(7,479)	(3,633)	4,600
Cash flows from financing activities:
Proceeds from issuance of subordinated note payable													2,500
Repayment of subordinated note payable												(2,500)
Dividends paid: Common Stock										(832)	(397)	(605)	(525)	(522)
Preferred Stock											(475)	(475)	(670)	(664)
Proceeds from issuance of common stock											13,792	13,792
Redemption of preferred stock											10,535	11,285
Redemption of stock warrants												(510)
Net cash provided from financing activities										31,884	8,876	3,663	(12,883)	(8,641)
Net increase in cash and cash equivalents										2,242	3,887	2,216	(9,969)	5,617
Cash and cash equivalents at beginning of period		20,379			16,492				26,461	18,708	16,492	16,492	26,461	20,844
Cash and cash equivalents at end of period	20,950	18,708	20,379			16,492				20,950	20,379	18,708	16,492	26,461
First Community Corporation
Cash flows from operating activities:
Net income												3,968	3,324	1,854
Adjustments to reconcile net income to net cash used by operating activities
Equity in undistributed earnings of subsidiary												(4,313)	(3,782)	(2,270)
Other-net												(90)	232	72
Net cash provided in operating activities												(435)	(226)	(344)
Cash flows from investing activities:
Purchase of available-for sale-securities												(417)
Maturity of available-for-sale securities													1,250
Other-net													(76)	(52)
Net cash used in investing activities												(417)	1,174	(52)
Cash flows from financing activities:
Proceeds from issuance of subordinated note payable													2,500
Repayment of subordinated note payable												(2,500)
Dividends paid: Common Stock												(605)	(525)	(522)
Preferred Stock												(475)	(670)	(664)
Proceeds from issuance of common stock												13,885	182	101
Redemption of preferred stock												(11,073)
Redemption of stock warrants												(510)
Net cash provided from financing activities												(1,278)	1,487	(1,085)
Net increase in cash and cash equivalents												(2,130)	2,435	(1,481)
Cash and cash equivalents at beginning of period					3,547				1,112		3,547	3,547	1,112	2,593
Cash and cash equivalents at end of period		$ 1,417				$ 3,547						$ 1,417	$ 3,547	$ 1,112